ASSETS AND LIABILITIES OF DISPOSAL GROUP (Tables)	6 Months Ended
Jun. 30, 2023
Assets And Liabilities Of Disposal Group
SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP

As of April 28, 2023
RMB’000

Right-of-use assets, net	26,670
Inventories, net	25,798
Trade receivables, net	2,875
Other receivables and prepayments	2,890
Cash and bank balances	256
Accrued liabilities and other payables	(19,143)
Amounts owed to related parties	(35,057)
Lease liabilities	(19,315)
Taxes payable	(77)

SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION

The financial performance and cash flow information of disposed group are for the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30,
	2023	2022
	RMB’000	RMB’000
Financial performance

Net sales	2,701	16,715

Cost of goods sold	7,557	19,025

Gross loss	(4,856)	(2,310)

Other income	5,716	8,717
Selling and distribution expenses	(1,517)	(2,976)
Administrative expenses	(1,434)	(10,108)
Bad debt Reversal (expense)	1,000	(18,829)
Finance costs	(293)	(739)

Loss before taxation	(1,384)	(26,245)

Gain on disposal of discontinued operations	73,846	-
Income tax expense	-	-

Net loss for the year from discontinued operations	72,461	(26,245)

Cash flow information

Net cash generated from operating activities from discontinued operations	14,118	8,406

Net cash used in investing activities from discontinued operations	-	-

Net cash used in financing activities from discontinued operations	(14,303)	(14,303)

Net (decrease) increase in cash and cash equivalents from discontinued operations	(185)	(5,897)